Business combinations, Acquisition of COBOL-IT, SAS (Details) $ in Thousands, € in Millions	Oct. 31, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)	Apr. 30, 2017 USD ($)
Acquisition [Abstract]
Consideration	$ 6,530,832			$ 299,061
Goodwill	4,863,962			$ 392,436
COBOL-IT [Member]
Acquisition [Abstract]
Consideration	16,662	$ 16,700	€ 11.3
Retention amount, payable | €			€ 2.7
Goodwill	$ 5,588	5,588
Deferred tax liabilities		3,900
Intangible assets		14,000
Cash		1,000
COBOL-IT [Member] | Purchased Technology [Member]
Acquisition [Abstract]
Intangible assets		1,500
COBOL-IT [Member] | Customer Relationships [Member]
Acquisition [Abstract]
Intangible assets		12,300
COBOL-IT [Member] | Trade Names [Member]
Acquisition [Abstract]
Intangible assets		$ 200